Related Party Transactions (Details) - Diamond Horses Group Limited [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Line Items]
Dividend distributed	$ 3,377,564	$ 247,731	$ 358,974
Dividend paid	$ 3,377,564	$ 630,785